Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Basis of consolidation

A.	Basis of consolidation

i.	Business combinations
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.
The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment (see (M)(ii)). Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred.
The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.
Any contingent consideration is measured at fair value as of the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.
When the contingent consideration to be paid to the sellers of the acquired business combination that are currently employed by the group and the payment will be automatically forfeited if employment terminates, the contingent consideration is considered as remuneration for post combination services.
When business combinations involve the granting of put options to non-controlling entities to be settled in cash, the Group recognizes at acquisition date a financial liability for the present value of the exercise price of the option, and it is remeasured at fair value until it is paid. In these cases, the Group has elected to apply a policy choice that allows it to recognize the acquisition of
100
% of the interests in the subsidiary against the consideration paid, reflected by the financial liability derived from the put option. As a result, the Group does not recognize non-controlling interests.
Business combinations involving entities under common control are not within the scope of IFRS 3, and IFRS currently does not indicate how to recognize these transactions.
Following the guidance of IAS 8, when a transaction is not regulated by a standard, entities shall develop an accounting policy that results in relevant and reliable information. In this regard, the company has used the book value/pooling of interests (carry-over basis) method of accounting on the basis that the investment has simply been moved from one part of the group to another (i.e., a reorganization or capital reorganization). The chosen accounting policy must be applied consistently to all similar common control transactions. If the transaction does not have economic substance, then it must be recognized at book value.
Management decided that Wallbox would recognize in its consolidated financial statements the net assets of Wallbox Chargers, S.L.U. and subsidiaries as per their previous carrying amounts (book value/pooling of interests (carry-over basis) method of accounting) and will apply this accounting treatment to similar transactions in the future.

ii.	Subsidiaries
Subsidiaries are entities controlled by the Group. The Group ‘controls’ an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

iii.	Non-controlling interests
Non-controlling interests (NCI) are measured initially at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition.
Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.
For business combinations that include a put option liability to acquire the remaining non-controlling interests of that business, the Group will make use of the policy choice to recognize the interest of the acquired business in full without the recognition of any non-controlling interests. The fair value of the put option liability on transaction date is then accounted for as part of the consideration paid for the business and will be remeasured at each reporting date.

iv.	Loss of control
When the Group loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any related NCI and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

v.	Interests in equity-accounted investees
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income (OCI) of equity-accounted investees, until the date on which significant influence or joint control ceases.
As of December 31, 2022 and December 31, 2021, the Group’s interests in equity-accounted investees result from its interest in one joint venture.

vi.	Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income and expenses (except for foreign currency transaction gains or losses) arising from intra-group transactions are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign currency

B.	Foreign currency

i.	Foreign currency transactions
Transactions in foreign currencies are translated into the respective functional currencies of Group companies at the exchange rates at the dates of the transactions.
Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date.
Non-monetary
assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined.
Non-monetary
items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in profit or loss and presented within finance costs.

ii.	Foreign currency operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into Euros using the exchange rates as of the reporting date. The income and expenses of foreign operations are translated into Euros using the exchange rates on the dates of the transactions.
Foreign currency differences are recognized in OCI and accumulated in the translation reserve, except to the extent that the translation difference is allocated to NCI.
When a foreign operation is disposed of in its entirety or partially such that control, significant influence, or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

Revenue from contracts with customers

C.	Revenue from contracts with customers
The Company develops, manufactures, and retails charging solutions for EVs, which includes electronic chargers and other services.
Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

Sale of chargers and Printed Circuit Boards (“PCBs”)
Revenue from the sale of chargers and PCBs are recognized at the point in time when control of the asset is transferred to the customer, which is generally when the charger or the PCB leaves the Company warehouse.
In case of the bill-and-hold agreements, the control of the asset is transferred to the client as soon as the chargers are ready to pick up for the client, even though the chargers remain in the warehouse of Wallbox. Revenue on bill-and-hold agreements are only recorded if the customer has the ability to direct the use of the products. This means that these products are identified separately as belonging to the customer in the Group’s warehouse, that the products are ready for physical transfer to the customer upon their request, and that the Group has no ability to use the products or to direct the products to another customer.
The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated (e.g., warranties, warehousing). In determining the transaction price for the sale of chargers and PCBs, the Group considers the effects of variable consideration (if any).
Contracts with customers do not include variable payments or significant financing components. There are no obligations for returns, refunds, or similar, other than regular warranty liabilities for products that are working unproperly based on warranty laws and regulations in each country in which Wallbox operates. These warranties are not considered a separate performance obligation under the contract. In addition, there are certain contract with clients which include rebates for sales volumes.
Sale of services
Revenue related to the rendering of services mainly consists of revenue from installation services and services related to managing solutions of charging point operators using software developed internally.
Revenue from contracts with customers for installation services is recognized when control of the services is transferred to the customer (at a point in time given the short period that the service is rendered). Revenue is recognized at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. For installation contracts, where the time required to complete execution is longer, the revenue recognition for each period is calculated taking into account the percentage of completion at the end of each financial period, considering the work in progress and the costs incurred until this date compared to the budgeted costs.
The sale of installation services is always made in combination with the sale of a charger, although they are considered distinct performance obligations. Delivery of the charger and the installation services do not always happen at the same time, leading, in some cases, to chargers being delivered to customers with the installation pending. In this scenario, a contract liability is recognized when invoicing both services prior to rendering the installation services.
A contract liability is recognized if a payment is received or if a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

Employee benefits
D.	Employee benefits

i.	Short – term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and if the obligation can be estimated reliably. For the post-acquisition remuneration see Business combinations (see 5. A.i.).

ii.	Share-based payment arrangements
The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market
performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market
performance conditions at the vesting date. For the post-acquisition remuneration see Business combinations (see 5. A.i.).

iii.	Termination benefits
Termination benefits are expensed at the earlier of when the Group can no longer withdraw the offer of those benefits or when the Group recognizes costs for a restructuring process. If benefits are not expected to be settled wholly within 12 months of the reporting date, they are discounted.

Finance income and finance costs

E.	Finance income and finance costs
The Group’s finance income and finance costs include:

•	interest income;

•	interest expense;

•	the foreign currency gain or loss on financial assets and financial liabilities;

•	valuation of convertible bonds and derivatives warrant liabilities at FVTPL;

•	the net gain or loss on the disposal of investments in debt securities measured at FVTOCI;

•	impairment losses (and reversals) on investments in debt securities carried at amortized cost or FVTOCI.
Interest income or expense is recognized using the effective interest method. Dividend income is recognized in profit or loss on the date on which the Group’s right to receive payment is established.
The ‘effective interest rate’ is the rate that discounts estimated future cash payments or receipts through the expected life of the financial instrument to exactly:

•	the gross carrying amount of the financial asset; or

•	the amortized cost of the financial liability.
In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability. However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

Income tax

F.	Income tax
Income tax expense consists of current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.

i.	Current tax
Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The current tax payable or receivable amount is the best estimate of the tax amount expected to be paid or received that reflects any uncertainty related to income taxes. It is measured using tax rates enacted or substantively enacted at the reporting date. The current tax also includes any tax arising from dividends.
Current tax assets and liabilities are offset only if certain criteria are met.

ii.	Deferred tax
Deferred tax is recognized as the result of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•
temporary differences related to investments in subsidiaries, associates and jointly-controlled entities to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.
Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.
Deferred tax is measured using the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects any uncertainty related to income taxes, if any.

iii.	Tax credit receivables
As per the accounting policy choice, tax credit receivables derived from government incentive schemes delivered through the tax system are accounted for using IAS 12 by analogy, as it has been concluded that it better reflects the economic substance of the incentive (tax allowance for R&D investments) rather than applying IAS 20
Government Grants
. Consequently, these incentives are presented in profit or loss as a deduction from the current tax expense to the extent that the entity is entitled to claim the credit in the current reporting period, and as tax credit receivables in the statement of financial position.

Inventories

G.	Inventories
Inventories are valued at the lower of cost or net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for, as follows:

•	Raw materials: purchase cost on a first-in/first-out basis;

•	Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity but excluding borrowing costs.
Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Property, plant and equipment

H.	Property, plant and equipment

i.	Recognition and measurement
Items of property, plant and equipment are measured at cost, which includes capitalized borrowing costs when their construction or manufacture takes more than a year, less accumulated depreciation and any accumulated impairment losses. Assets under construction are also measured at cost plus capitalized borrowing costs when their construction or manufacture takes more than one year and are not depreciated until they are ready for use.
If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.
Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.

ii.	Subsequent expenditure
Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group.

iii.	Depreciation
Depreciation is calculated to write off the cost of items of property, plant and equipment, less their estimated residual values using the straight-line method over their estimated useful lives and is generally recognized in profit or loss. Property, plant and equipment will be depreciated from the moment they are ready for use. Land is not depreciated.
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Useful life (years)
Buildings	50 years
Technical installations	33 years
Machinery	8 years
Equipment	4-8 years
Furniture	10 years
IT equipment	4 years
Motor vehicles	10 years
Leasehold improvements	(*)
Other property, plant and equipment	10 years

(*)	The shorter of the lease term or useful life of the asset.
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Intangible assets and goodwill

I.	Intangible assets and goodwill

i.	Recognition and measurement
Goodwill:
Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses.
Research and development:
Expenses related to research activities are recognized in profit or loss as incurred.
Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.
Software:
Expenses capitalized as software are those incurred in the ongoing development of a centralized system that will streamline the Group’s business structure by integrating various underlying software platforms and adding new specific functionalities for the Group.
Other intangible assets:
Other intangible assets, including customer relationships, patents, and trademarks, that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

ii.	Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

iii.	Amortization
Amortization is calculated to write off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives and is generally recognized in profit or loss. Goodwill is not amortized.
The estimated useful lives for current and comparative periods are as follows:

Useful life (years)
Patents	(*)
Customer relationships	5-8 years
Trademarks	5 years
Computer software	4-6 years
Development	5 years

(*)	the shorter of legal or useful life of the asset.
Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Financial instruments

J.	Financial instruments

i.	Recognition and initial measurement
Trade receivables and debt securities issued are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

ii.	Classification and subsequent measurement
Financial assets
On initial recognition, a financial asset is classified as measured at: amortized cost; FVTOCI – debt investment; FVTOCI – equity investment; or FVTPL.
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A hedge fund investment is measured at FVTOCI if it meets both of the following conditions and is not designated as measured at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment
basis.
All financial assets not classified as measured at amortized cost or FVTOCI as described above are measured at FVTPL. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVTOCI as measured at FVTPL, if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Financial assets – Business model assessment
The Group assesses the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and how information is provided to management. The information considered includes:

•
the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

•	how the performance of the portfolio is evaluated and reported to the Group’s management;

•	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

•	how managers of the business are compensated – e.g., whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

•	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.
Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.
Financial assets that are held for trading or are managed, and whose performance is evaluated on a fair value basis, are measured at FVTPL.
Financial assets – Assessment whether contractual cash flows are solely payments of principal and interest
For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g., liquidity risk and administrative costs), as well as a profit margin.
In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

•	contingent events that would change the amount or timing of cash flows;

•	terms that may adjust the contractual coupon rate, including variable-rate features;

•	prepayment and extension features; and

•	terms that limit the Group’s claim to cash flows from specified assets (e.g., non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium relative to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.
Financial assets at FVTPL:
These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost:
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
Debt investments at FVTOCI:
These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.
Equity investments at FVTOCI:
These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.
Financial liabilities – Classification, subsequent measurement and gains and losses
Financial liabilities are classified as measured at amortized cost or at FVTPL. A financial liability is classified as measured at FVTPL if it is classified as held-for-trading,
it is a derivative, or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and any corresponding net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.
The Group’s financial liabilities include trade and other financial payables, other payables, loans and borrowings, convertible bonds, put option liabilities and warrants.
Changes in the carrying amount of the put option liability recognized in a business combination (refer to Note 5.A.i for background on policy election) are recognized in profit or loss. Any potential dividends paid to the other shareholders are recognized as an expense in the consolidated financial statements. If the put option liability is exercised, then the financial liability is extinguished by the payment of the exercise price.
If warrants meet the definition of a derivative, they are accounted for as derivative financial instruments and are recorded as financial liabilities at fair value through profit or loss, as commented in Note 13. Such derivative financial instruments were initially recognized at fair value and subsequently remeasured at fair value through profit or loss.

iii.	Derecognition
Financial assets
The Group derecognizes a financial asset when:

•	the contractual rights to the cash flows from the financial asset expire; or

•	it transfers the rights to receive the contractual cash flows in a transaction in which either:

1.	substantially all the risks and rewards of ownership of the financial asset are transferred; or

2.	the Group neither transfers nor retains substantially all the risks and rewards of ownership and it does not retain control of the financial asset.
The Group periodically enters into transactions whereby it transfers assets recognized in its statement of financial position but retains either all or substantially all the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.
Financial liabilities
The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash
assets transferred or liabilities assumed) is recognized in profit or loss. The cash flows associated with financial liabilities are presented gross in the statement of cash flows regardless of their maturity date.

iv.	Offsetting
Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Share capital

K.	Share capital

i.	Ordinary shares
Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity. Income tax relating to transaction costs of an equity transaction is accounted for in accordance with IAS 12.

ii.	Repurchase and reissue of ordinary shares (treasury shares)
When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

Compound financial instruments

L.	Compound financial instruments
Compound financial instruments issued by the Group comprise convertible bonds denominated in Euros that can be converted to ordinary shares at the option of the holder, where the number of shares to be issued is fixed and does not vary with changes in fair value.
For the convertible bonds issued in March 2020 and January 2021, their liability components were initially recognized at the fair value of a similar liability that did not have an equity conversion option. The determination of this fair value was based on an estimated incremental rate which reflected the risk of the country where the company is located, the currency of payments, the specific risk of the sector and the company’s particular situation. In order to determine the discount factor, estimates needed to be made in respect of the risk-free rate, the country risk premium, and the credit spread.
The equity component was initially recognized as the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. The equity component at issue date was estimated to be nil as the fair value of the liability component was calculated to be close to the fair value of the compound financial instrument as a whole.
Subsequent to initial recognition, the liability component of the compound financial instrument was measured at amortized cost using the effective interest method. The equity component was not remeasured in the following periods. (See Note 13).
Regarding the convertible bond issued in April 2021, the Company concluded that it was a hybrid instrument that contained a non-derivative
financial instrument which comprised an obligation for the issuer to settle in cash or by way of delivering a variable amount of its own equity instruments and embedded derivatives with different probabilities of contingent events occurring. The Company elected to measure the hybrid contract at fair value through profit or loss.
The convertible bonds issued in 2020 and 2021 were already converted into equity the prior year and no new bonds were issued during 2022. Hence, no convertible bonds are outstanding as at December 31, 2022.

Impairment

M.	Impairment

i.	Non-derivative financial assets
Financial instruments and contract assets
The Group recognizes loss allowances for expected credit losses (ECLs) on:

•	financial assets measured at amortized cost;

•	debt investments measured at FVTOCI; and

•	contract assets.
The Group measures loss allowances at an amount equal to lifetime ECLs, except for the following, which are measured at
12-month
ECLs:

•	debt securities that are determined to have low credit risk at the reporting date; and

•
other debt securities and bank balances for which credit risk (the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

Loss allowances for trade receivables (including lease receivables) and contract assets are always measured at an amount equal to lifetime ECLs.
When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis based on the Group’s historical experience and informed credit assessment, as well as forward-looking information.

The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.
The Group considers a financial asset to be in default when the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held).
Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument.
12-month
ECLs are the portion of ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months). The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
Measurement of ECLs
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e., the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive).
ECLs are discounted at the effective interest rate of the financial asset.
Credit-impaired financial assets
At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt securities at FVTOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Evidence that a financial asset is credit-impaired includes the following observable data:

•	significant financial difficulty of the debtor;

•	a breach of contract such as a default or being more than 90 days past due;

•	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;

•	it is probable that the debtor will enter bankruptcy or other financial reorganization; or

•	the disappearance of an active market for a security because of financial difficulties.
Presentation of allowance for ECL in the statement of financial position
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.
Write-offs
The gross carrying amount of a financial asset is written off when the Group has no reasonable expectation of recovering a financial asset in its entirety or a portion thereof. For individual customers, the Group has a policy of writing off the gross carrying amount when the financial asset is 180 days past due based on historical experience with recoveries of similar assets. For corporate customers, the Group individually makes an assessment with respect to the timing and amount of the write-off
based on whether there is a reasonable expectation of recovery. The Group expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.
ii.
Non-financial
assets
At each reporting date, the Group reviews the carrying amounts of its non-financial
assets (other than inventories, contract assets and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested at least annually for impairment.
For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets, or Cash Generating Units (CGUs). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.
The recoverable amount of an asset or CGU is the higher of its fair value less costs of disposal and its value in use. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.
Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Provisions

N.	Provisions
Provisions are determined by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as a finance cost.
Warranties
: A provision for legal warranties is recognized when the underlying products or services are sold and is based on historical warranty data and a weighting of possible outcomes against their associated probabilities.

Grants

O.	Grants
Government grants are recognized where there is reasonable assurance that the grant will be received and that all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs it is intended to compensate are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.
When the Group receives grants of
non-monetary
assets, the asset and the grant are recorded at nominal amounts and released to profit or loss over the expected useful life of the asset, based on the pattern of consumption of the benefits of the underlying asset by equal annual instalments.

Leases (the Group as a lessee)

P.	Leases (the Group as a lessee)
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
At commencement, or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone price. However, for the leases of property, the Group has elected not to separate lease and non-lease
components and to account for them as a single lease component.
The Group recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The
right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use
asset reflects that the Group will exercise a purchase option. In that case, the right-of-use
asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as that of property, plant and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.
The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable under a residual value guarantee; and

•
the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option, or if there is a revised in-substance
fixed lease payment.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero.
Short-term leases and leases of
low-value
assets
The Group has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets (less than Euros 5,000) and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Fair value measurement

Q.	Fair value measurement
‘Fair value’ is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal market or, in its absence, the most advantageous market to which the Group has access at that date. The fair value of a liability reflects its non-performance
risk.
Several of the Group’s accounting policies and disclosures require the measurement of fair values for both financial and non-financial
assets and liabilities.
The Group measures the fair value of an instrument using the quoted price in an active market for that instrument, if that price is available. A market is regarded as ‘active’ if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
If there is no quoted price in an active market, then the Group uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account when pricing a transaction.
If an asset or a liability measured at fair value has a bid price and an ask price, then the Group measures assets and long positions at a bid price and liabilities and short positions at an ask price.
The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price – i.e., the fair value of the consideration given or received. If the Group determines that the fair value on initial recognition differs from the transaction price and the fair value is evidenced neither by a quoted price in an active market for an identical asset or liability nor based on a valuation technique for which any unobservable inputs are judged to be insignificant in relation to the measurement, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price. Subsequently, that difference is recognized in profit or loss on an appropriate basis over the life of the instrument but no later than when the valuation is wholly supported by observable market data or the transaction is closed out.
The Group uses observable market data to the extent possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:
Note 22 – Employee benefits (share-based payment arrangements);
Note 13 – Financial assets and financial liabilities; and
Note 6 – Business combinations.

Cash and cash equivalents

R.	Cash and cash equivalents
Cash and cash equivalents comprise cash balances and call deposits with an original maturity of three months or less, both for the statement of financial position and for the statement of cash flows.
We maintain cash and cash equivalents with major Financial institutions. Our cash and cash equivalents of bank deposits held with banks that, at the time, exceed federally or locally insured limits.

Assets held for sale

S.	Assets held for sale
An entity shall be classified as a
non-current
asset (or disposal group) as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use.
For this to be the case, the asset (or disposal group) must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups) and its sale must be highly probable.
For the sale to be highly probable, the appropriate level of management must be committed to a plan to sell the asset (or disposal group), and an active process to locate a buyer and complete the plan must have been initiated. Further, the asset (or disposal group) must be actively marketed for sale at a price that is reasonable in relation to its current fair value. In addition, the sale should be expected to qualify for recognition as a completed sale within one year from the date of classification and actions required to complete the plan should indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. The probability of shareholders’ approval (if required in the jurisdiction) should be considered as part of the assessment of whether the sale is highly probable.
An entity that is committed to a sale plan involving loss of control of a subsidiary shall classify all the assets and liabilities of that subsidiary as held for sale, regardless of whether the entity will retain a non-controlling
interest in its former subsidiary after the sale.

An entity shall measure a
non-current
asset (or disposal group) classified as held for sale at the lower of its carrying amount and fair value less costs to sell.